Sun Life Assurance Company of Canada (U.S.)
One Sun Life Executive Park
112 Worcester Street
Wellesley Hills, Massachusetts 02481

June 25, 2010

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-0506

Re:	Sun Life of Canada (U.S.) Variable Account F ("Registrant")
Sun Life Assurance Company of Canada (U.S.) ("Sun Life (U.S.)") ("Depositor")
Post-Effective Amendment No. 40 to the Registration Statement on Form N-4
(File Nos. 811-05846 and 333-83516)

Commissioners:

Conveyed herewith for filing pursuant to the Securities Act of 1933 (the "Act") and the Investment Company Act of 1940 is Post-Effective Amendment No. 40 (the "Amendment") to the above-captioned Registration Statement.  The Registration Statement registers the variable portion of an indefinite number of flexible payment deferred annuity contracts (the "Contracts") used in connection with retirement and deferred compensation plans.

This Amendment is being filed pursuant to Rule 485(a) under the Act for the purposes of discontinuing the offer of the currently available optional living benefit (“Sun Income Riser”) and adding three new optional living benefit riders (the “New Living Benefits”) to the Contracts offered pursuant to Sun Life Financial Masters Choice prospectus (the “Prospectus”). The New Living Benefits consist of:

•	Sun Income Riser III® offers a guaranteed withdrawal benefit with an opportunity for a bonus to be added to the benefit base if withdrawals are not taken during a specified time period
•	Sun Income MaximizerSM offers a guaranteed withdrawal benefit with a higher bonus than Sun Income Riser and an enhancement equal to 200% of first-year purchase payments.
•
Sun Income MaximizerSM offers the same guaranteed withdrawal benefit, bonus, and enhancement as Sun Income Maximizer and offers an additional opportunity to increase the amount of the annual withdrawal over time regardless of market performance

On or after the effective date of the Amendment, all Contract Owners who purchase a Contract will have the opportunity of choosing to participate in one of the New Living Benefit Riders, if approved in the state of issue and the state of residence. Also upon the effective date, Sun Income Riser will be discontinued in all states that have approved the New Living Benefits.  In all other states, until Sun Life (U.S.) obtains necessary state insurance department approval of the New Living Benefits, the current version of Sun Income Riser will continue to be offered.

The Amendment has been redlined to show changes made in the Registration Statement since Post-Effective Amendment No. 39.  Because the addition of the New Living Benefits will not otherwise change the existing prospectus, we hereby request that the Prospectus, which is a part of the Registration Statement, be given selective review.

The Amendment shares the Prospectus with a registration statement filed on Form S-3 (File No. 333-156308).  The Form S-3 registration statement registers the guarantee periods of the Fixed Account described in the Prospectus.  We anticipate making corresponding Form S-3 filing under Rule 424(b)(3) under the Act following the resolution of any Staff comments.

Please direct all questions and comments to the undersigned at (781) 263-6402 or to Elizabeth Love, Esquire at (781) 263-6302.

Respectfully yours,

/s/ Sandra M. DaDalt

Sandra M. DaDalt
Assistant Vice President & Senior Counsel

cc:     Elizabeth Love, Esquire
         Rebecca A. Marquigny, Esquire